Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006
Tel:202.373.6000
Fax: 202.373.6001
www.bingham.com

April 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 55”). The purpose of PEA No. 55 is to make material changes to the Sustainable North American Oil Sands ETF (the “Oil Sands ETF”). The Oil Sands ETF will be changing its underlying index, investment objective and name. After these changes, which are expected to occur at the time PEA No. 55 becomes effective, the new name of the fund will be the YieldShares High Income ETF and the fund will seek to track the performance of the ISE High Income Index.

Please contact me at 202.373.6095 with your questions or comments.

Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen